Schwab Funds®

211 Main Street

San Francisco, CA 94105

January 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Charles Schwab Family of Funds

File Nos. 33-31894 and 811-5954

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the form of the prospectus and Statement of Additional Information, dated January 20, 2015, for Schwab Government Money Fund – Purchased Shares, a series of the above-named Trust that would have been filed pursuant to Rule 497(c) of the Securities Act would not have differed from the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 90 to the Trust’s Registration Statement under the Securities Act, as filed electronically with the Securities and Exchange Commission on January 20, 2015.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Assistant Secretary
The Charles Schwab Family of Funds